Summary of Significant Accounting Principles (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Principles [Line Items]
Cash and cash equivalents	$ 476,682,552		$ 476,682,552		$ 270,728,008	$ 372,340,353	$ 436,219,931
Cash and cash equivalents segregated under federal and foreign requirements	1,190,513,861		1,190,513,861		939,232,153	621,802,114
Allowance for credit losses					1,114,751	225,572
Decrease to indemnification obligation					557,103
Indemnification obligation						557,102
Fractional share repurchase obligation	127,456,614		$ 127,456,614		108,252,531	45,528,829
Customer cash					$ 1,270,372,599	579,199,615
Fractional share repurchase obligation						45,528,829
Operating lease					Promotional payments of revenue
Operating lease income					$ 1,135,608	1,102,459	127,768
Handling charges income					3,623,929	518,110	541,356
Capitalized related costs					7,603,867	2,340,539
Preferred shares redemption value accretion					495,088,038	340,080,000	51,409,749
Securities sold not yet purchased					2,196	2,083
CODM description			This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Promotional payments of revenue	131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608	390,229,672	389,602,570	388,332,920
Promotional payments reduction in revenue					(326,044)	(264,340)
United States [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					340,367	31,261
Mainland China [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					4,664,052	3,009,712	5,220,133
Hong Kong [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					72,453	65,214	46,889
Singapore [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					311,149	358,879	236,175
Japan [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					288,095	140,256	81,128
Others [Member]
Summary of Significant Accounting Principles [Line Items]
Employee benefits expense					$ 739,351	$ 305,333	$ 102,517
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					24.00%	41.00%	26.00%
Concentration risk, percentage			17.70%	29.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			78.10%		85.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					19.00%	24.00%	22.00%
Concentration risk, percentage			16.30%	19.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			10.10%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					11.00%	11.00%	14.00%
Concentration risk, percentage			11.30%	14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			10.60%
Accounts Payable and Other Accrued Expenses [Member]
Summary of Significant Accounting Principles [Line Items]
Indemnification obligation						$ 557,103
Promotional Payments [Member]
Summary of Significant Accounting Principles [Line Items]
Promotional payments of revenue	$ 5,087,904	$ 734,916
Promotional payments reduction in revenue			$ 7,912,560	$ 1,812,200
China [Member]
Summary of Significant Accounting Principles [Line Items]
Land lease agreement right to use (in Square Feet) | ft²					288,690
China [Member] | Customer Concentration Risk [Member] | Customers Two [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					2.00%	10.00%
UNITED STATES
Summary of Significant Accounting Principles [Line Items]
Promotional payments of revenue					$ 355,022,439	$ 363,746,474	$ 375,653,156
UNITED STATES | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					90.00%	89.00%
Concentration risk, percentage			91.00%		90.00%
UNITED STATES | Customer Concentration Risk [Member] | Customer One [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					81.00%	72.00%
HONG KONG
Summary of Significant Accounting Principles [Line Items]
Promotional payments of revenue					$ 6,692,262	$ 5,066,724	$ 6,427,891
HONG KONG | Customer Concentration Risk [Member] | Customers Three [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					6.00%	5.00%
Maximum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions						50.00%
Maximum [Member] | Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage					85.00%
Minimum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions						2.50%
Minimum [Member] | Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage						76.00%